Income taxes (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Net income from cash flow hedge	$ (1,098,591)	$ (93,416)	$ (16,196)
Actuarial gains and losses deriving from defined benefit plans	488,246	1,107,699	339,533
Charge to equity	$ (610,345)	$ 1,014,283	$ 323,337